General - Schedule of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 1,729	$ 909	$ 790
Cost of sales	(909)	(698)	(626)
Operating expenses	(310)	(197)	(347)
Operating income (loss)	510	14	(183)
Finance income (expenses), net	5	(1)	4
Net income (loss)	$ 515	$ 13	$ (179)